Loans and Allowance for Loan Losses	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Loans and Allowance for Loan Losses
Loans and Allowance for Loan Losses

4. Loans and Allowance for Loan Losses

Loans in the accompanying consolidated balance sheets are summarized as follows:

	March 31,	December 31,
	2015	2014
Real estate:
Construction and land	$84,030	$69,966
Farmland	10,156	10,528
1 - 4 family residential	113,392	105,788
Multi-family residential	9,540	9,964
Nonfarm nonresidential	190,967	195,839
Commercial	204,061	207,101
Consumer	3,349	4,124
	615,495	603,310
Deferred loan fees	(50)	(51)
Allowance for loan losses	(6,006)	(5,981)
	$609,439	$597,278

Included in the net loan portfolio as of March 31, 2015 and December 31, 2014 is an accretable discount related to loans acquired within a business combination in the approximate amounts of $137 and $185, respectively. The discount is being accreted into income using the interest method over the life of the loans.

The majority of the loan portfolio is comprised of loans to businesses and individuals in the Dallas metropolitan area. This geographic concentration subjects the loan portfolio to the general economic conditions within this area. The risks created by this concentration have been considered by management in the determination of the adequacy of the allowance for loan losses. Management believes the allowance for loan losses was adequate to cover estimated losses on loans as of March 31, 2015 and December 31, 2014.

Non‑Accrual and Past Due Loans

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non‑accrual status when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non‑accrual status regardless of whether or not such loans are considered past due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Non‑accrual loans, excluding purchased credit impaired loans, aggregated by class of loans are as follows:

	March 31,	December 31,
	2015	2014
Real estate:
Construction and land	—	$—
Farmland	—	—
1 - 4 family residential	—	—
Multi-family residential	—	—
Nonfarm nonresidential	—	375
Commercial	297	34
Consumer	26	27
	$323	$436

During the three months ended March 31, 2015 and 2014, interest income not recognized on non‑accrual loans was minimal.

An age analysis of past due loans, aggregated by class of loans, as of March 31, 2015 and December 31, 2014 is as follows:

	March 31, 2015
							Total 90 Days
							Past Due
	30 to 59	60 to 89	90 Days	Total	Total	Total	and Still
	Days	Days	or Greater	Past Due	Current	Loans	Accruing
Real estate:
Construction and land	$—	$—	$—	$—	$84,030	$84,030	$—
Farmland	—	—	—	—	10,156	10,156	—
1 - 4 family residential	30	—	—	30	113,362	113,392	—
Multi-family residential	—	—	—	—	9,540	9,540	—
Nonfarm nonresidential	—	—	—	—	190,967	190,967	—
Commercial	269	—	—	269	203,792	204,061	—
Consumer	—	—	—	—	3,349	3,349	—
	$299	$—	$—	$299	$615,196	$615,495	$—

	December 31, 2014
							Total 90 Days
							Past Due
	30 to 59	60 to 89	90 Days	Total	Total	Total	and Still
	Days	Days	or Greater	Past Due	Current	Loans	Accruing
Real estate:
Construction and land	$12	$—	$541	$553	$69,413	$69,966	$—
Farmland	—	—	—	—	10,528	10,528	—
1 - 4 family residential	512	—	—	512	105,276	105,788	—
Multi-family residential	—	—	—	—	9,964	9,964	—
Nonfarm nonresidential	—	375	—	375	195,464	195,839	—
Commercial	6	34	—	40	207,061	207,101	—
Consumer	26	—	—	26	4,098	4,124	—
	$556	$409	$541	$1,506	$601,804	$603,310	$—

Impaired Loans

Impaired loans are those loans where it is probable the Company will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. All troubled debt restructurings (TDRs) are considered impaired loans. Impaired loans are measured based on either the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company’s impaired loans are measured at the fair value of the collateral. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

Impaired loans, including purchased credit impaired loans and troubled debt restructurings, at March 31, 2015 and December 31, 2014 are summarized in the following tables.

	March 31, 2015
	Unpaid	Recorded	Recorded			Average
	Contractual	Investment	Investment	Total		Recorded
	Principal	with No	With	Recorded	Related	Investment
	Balance	Allowance	Allowance	Investment	Allowance	During Year
Real estate:
Construction and land	$—	$—	$—	$—	$—	$42
Farmland	—	—	—	—	—	—
1 - 4 family residential	168	168	—	168	—	168
Multi-family residential	—	—	—	—	—	—
Nonfarm nonresidential	1,104	1,104	—	1,104	—	1,107
Commercial	482	183	299	482	113	254
Consumer	29	7	22	29	10	32
Total	$1,783	$1,462	$321	$1,783	$123	$1,603

	December 31, 2014
	Unpaid	Recorded	Recorded			Average
	Contractual	Investment	Investment	Total		Recorded
	Principal	with No	With	Recorded	Related	Investment
	Balance	Allowance	Allowance	Investment	Allowance	During Year
Real estate:
Construction and land	$819	$—	$541	$541	$44	$611
Farmland	—	—	—	—	—	—
1 - 4 family residential	168	168	—	168	—	205
Multi-family residential	—	—	—	—	—	—
Nonfarm nonresidential	1,086	1,086	—	1,086	—	980
Commercial	223	183	40	223	30	361
Consumer	38	8	30	38	13	44
Total	$2,334	$1,445	$611	$2,056	$87	$2,201

Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis.

 During the three months ended March 31, 2015 and 2014, total interest income and cash‑based interest income recognized on impaired loans was minimal.

Troubled Debt Restructuring

Modifications of terms for the Company’s loans and their inclusion as troubled debt restructurings are based on individual facts and circumstances. Loan modifications that are included as troubled debt restructurings may involve a reduction of the stated interest rate of the loan, an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk, or deferral of principal payments, regardless of the period of the modification. The recorded investment in troubled debt restructurings was $1,511 and $1,677 as of March 31, 2015 and December 31, 2014.

During the three months ended March 31, 2015 and 2014, the terms of certain loans were modified as troubled debt restructurings as follows:

During the three months ended March 31, 2015
Post-Modification Outstanding Recorded Investment
Extended
		Pre-			Extended	Maturity,
		Modification			Maturity	Restructured
		Outstanding	Adjusted		and	Payments and
	Number	Recorded	Interest	Extended	Restructured	Adjusted
	of Loans	Investment	Rate	Maturity	Payments	Interest Rate
Real estate loans:
Construction and land	—	$—	$—	$—	$—	$—
Farmland	—	—	—	—	—	—
1 - 4 family residential	—	—	—	—	—	—
Multi-family residential	—	—	—	—	—	—
Nonfarm nonresidential	—	399	—	—	—	397
Commercial	1	—	—	—	—	—
Consumer	—	—	—	—	—	—
Total	1	$399	$—	$—	$—	$397

During the three months ended March 31, 2014
Post-Modification Outstanding Recorded Investment
Extended
		Pre-			Extended	Maturity,
		Modification			Maturity	Restructured
		Outstanding	Adjusted		and	Payments and
	Number	Recorded	Interest	Extended	Restructured	Adjusted
	of Loans	Investment	Rate	Maturity	Payments	Interest Rate
Real estate loans:
Construction and land	—	$—	$—	$—	$—	$—
Farmland	—	—	—	—	—	—
1 - 4 family residential	—	—	—	—	—	—
Multi-family residential	—	—	—	—	—	—
Nonfarm nonresidential	—	—	—	—	—	—
Commercial	—	—	—	—	—	—
Consumer	2	17	—	11	6	—
Total	2	$17	$—	$11	$6	$—

The one loan restructured during the three months ended March 31, 2015 was performing as agreed to the modified terms. Of the two loans restructured during the three months ended March 31, 2014, both were performing as agreed to the modified terms. No specific allowance for loan losses is recorded for loans that were modified as of March 31, 2015 and 2014.

There were no loans modified as a troubled debt restructured loan within the previous 12 months and for which there was a payment default during the three months ended March 31, 2015. There was one loan modified as a troubled debt restructured loan within the previous 12 months and for which there was a payment default during the three months ended March, 31, 2014. The loan was secured by real estate and the collateral property was foreclosed upon subsequent to the default. No amounts were recorded against the allowance for loan losses related to the foreclosure. A default for purposes of this disclosure is a troubled debt restructured loan in which the borrower is 90 days past due or results in the foreclosure and repossession of the applicable collateral.

Interest income recorded during the three months ended March 31, 2015 and 2014 on the restructured loans and interest income that would have been recorded had the terms of the loan not been modified was minimal.

The Company has not committed to lend additional amounts to customers with outstanding loans that were classified as TDRs as of March 31, 2015 or 2014.

Credit Quality Indicators

From a credit risk standpoint, the Company classifies its loans in one of four categories: (i) pass, (ii) special mention, (iii) substandard or (iv) doubtful. Loans classified as loss are charged‑off.

The classifications of loans reflect a judgment about the risks of default and loss associated with the loan. The Company reviews the ratings on criticized credits monthly. Ratings are adjusted to reflect the degree of risk and loss that is felt to be inherent in each credit as of each monthly reporting period. All classified credits are evaluated for impairment. If impairment is determined to exist, a specific reserve is established. The Company’s methodology is structured so that specific reserves are increased in accordance with deterioration in credit quality (and a corresponding increase in risk and loss) or decreased in accordance with improvement in credit quality (and a corresponding decrease in risk and loss).

Credits rated special mention show clear signs of financial weaknesses or deterioration in credit worthiness, however, such concerns are not so pronounced that the Company generally expects to experience significant loss within the short‑term. Such credits typically maintain the ability to perform within standard credit terms and credit exposure is not as prominent as credits rated more harshly.

Credits rated substandard are those in which the normal repayment of principal and interest may be, or has been, jeopardized by reason of adverse trends or developments of a financial, managerial, economic or political nature, or important weaknesses which exist in collateral. A protracted workout on these credits is a distinct possibility. Prompt corrective action is therefore required to strengthen the Company’s position, and/or to reduce exposure and to assure that adequate remedial measures are taken by the borrower. Credit exposure becomes more likely in such credits and a serious evaluation of the secondary support to the credit is performed.

Credits rated doubtful are those in which full collection of principal appears highly questionable, and which some degree of loss is anticipated, even though the ultimate amount of loss may not yet be certain and/or other factors exist which could affect collection of debt. Based upon available information, positive action by the Company is required to avert or minimize loss. Credits rated doubtful are generally also placed on non‑accrual.

As of March 31, 2015 and December 31, 2014, the following summarizes the Company’s internal ratings of its loans, including purchased credit impaired loans:

	March 31, 2015
		Special
	Pass	Mention	Substandard	Doubtful	Total
Real estate:
Construction and land	$84,030	$—	$—	$—	$84,030
Farmland	10,156	—	—	—	10,156
1 - 4 family residential	113,055	—	337	—	113,392
Multi-family residential	9,540	—	—	—	9,540
Nonfarm nonresidential	190,570	397	—	—	190,967
Commercial	202,238	1,143	680	—	204,061
Consumer	3,320	—	29	—	3,349
Total	$612,909	$1,540	$1,046	$—	$615,495

	December 31, 2014
		Special
	Pass	Mention	Substandard	Doubtful	Total
Real estate:
Construction and land	$69,425	$—	$541	$—	$69,966
Farmland	10,528	—	—	—	10,528
1 - 4 family residential	105,786	—	2	—	105,788
Multi-family residential	9,964	—	—	—	9,964
Nonfarm nonresidential	195,464	—	375	—	195,839
Commercial	205,681	672	748	—	207,101
Consumer	3,925	—	199	—	4,124
Total	$600,773	$672	$1,865	$—	$603,310

An analysis of the allowance for loan losses for the three months ended March 31, 2015 and 2014 and year ended December 31, 2014 is as follows:

	For the	For the	For the
	Three Months Ended	Year Ended	Three Months Ended
	2015	2014	2014
Balance at beginning of year	$5,981	$5,018	$5,018
Provision charged to earnings	110	1,423	252
Charge-offs	(102)	(510)	(60)
Recoveries	17	50	5
Net charge-offs	(85)	(460)	(55)
Balance at end of year	$6,006	$5,981	$5,215

The allowance for loan losses as a percentage of total loans is 0.98%,  0.99%,  and 1.04% as of March 31, 2015, December 31, 2014 and March 31, 2014, respectively.

The following tables summarize the activity in the allowance for loan losses by portfolio segment for the three months ended March 31, 2015 and 2014 and the year ended December 31, 2014:

	March 31, 2015
	Real Estate
	Construction		Nonfarm
	Land and		Non-
	Farmland	Residential	Residential	Commercial	Consumer	Total
Balance at beginning of year	$769	$1,166	$1,890	$2,092	$64	$5,981
Provision (recapture) charged to earnings	137	74	(54)	(40)	(7)	110
Charge-offs	(48)	—	—	(50)	(4)	(102)
Recoveries	—	—	5	12	—	17
Net charge-offs (recoveries)	(48)	—	5	(38)	(4)	(85)
Balance at end of year	$858	$1,240	$1,841	$2,014	$53	$6,006
Period-end amount allocated to:
Specific reserves:
Impaired loans	$—	$—	$—	$113	$10	$123
Total specific reserves	—	—	—	113	10	123
General reserves	858	1,240	1,841	1,901	43	5,883
Total	$858	$1,240	$1,841	$2,014	$53	$6,006

	December 31, 2014
	Real Estate
	Construction		Nonfarm
	Land and		Non-
	Farmland	Residential	Residential	Commercial	Consumer	Total
Balance at beginning of year	$660	$970	$1,726	$1,585	$77	$5,018
Provision (recapture) charged to earnings	137	226	162	909	(11)	1,423
Charge-offs	(28)	(30)	—	(448)	(4)	(510)
Recoveries	—	—	2	46	2	50
Net charge-offs (recoveries)	(28)	(30)	2	(402)	(2)	(460)
Balance at end of year	$769	$1,166	$1,890	$2,092	$64	$5,981
Period-end amount allocated to:
Specific reserves:
Impaired loans	$44	$—	$—	$30	$13	$87
Total specific reserves	44	—	—	30	13	87
General reserves	725	1,166	1,890	2,062	51	5,894
Total	$769	$1,166	$1,890	$2,092	$64	$5,981

	March 31, 2014
	Real Estate
	Construction		Nonfarm
	Land and		Non-
	Farmland	Residential	Residential	Commercial	Consumer	Total
Balance at beginning of year	$660	$970	$1,726	$1,585	$77	$5,018
Provision (recapture) charged to earnings	(6)	150	(372)	493	(13)	252
Charge-offs	—	—	—	(60)	—	(60)
Recoveries	—	—	—	3	2	5
Net charge-offs (recoveries)	—	—	—	(57)	2	(55)
Balance at end of year	$654	$1,120	$1,354	$2,021	$66	$5,215
Period-end amount allocated to:
Specific reserves:
Impaired loans	$—	$26	$—	$—	$—	$26
Total specific reserves	—	26	—	—	—	26
General reserves	654	1,094	1,354	2,021	66	5,189
Total	$654	$1,120	$1,354	$2,021	$66	$5,215

The Company’s recorded investment in loans as of March 31, 2015 and December 31, 2014 related to the balance in the allowance for loan losses on the basis of the Company’s impairment methodology is as follows:

	March 31, 2015
	Real Estate
	Construction		Nonfarm
	Land and		Non-
	Farmland	Residential	Residential	Commercial	Consumer	Total
Loans individually evaluated for impairment	$—	$168	$1,104	$482	$29	$1,783
Loans collectively evaluated for impairment	94,186	122,764	189,863	203,579	3,320	613,712
Total	$94,186	$122,932	$190,967	$204,061	$3,349	$615,495

	December 31, 2014
	Real Estate
	Construction		Nonfarm
	Land and		Non-
	Farmland	Residential	Residential	Commercial	Consumer	Total
Loans individually evaluated for impairment	$541	$168	$1,086	$223	$38	$2,056
Loans collectively evaluated for impairment	79,953	115,584	194,753	206,878	4,086	601,254
Total	$80,494	$115,752	$195,839	$207,101	$4,124	$603,310

The Company has acquired certain loans which experienced credit deterioration since origination (purchased credit impaired loans). Accretion on purchased credit impaired loans is based on estimated future cash flows, regardless of contractual maturity. The related carrying amounts of those loans as of December 31, 2014 was $541.  There are no purchase credit impaired loans as of March 31, 2015.

There were no loans purchased during the three months ended March 31, 2015 and 2014.

Income is not recognized on certain purchased credit impaired loans if the Company cannot reasonably estimate cash flows expected to be collected. Income on these loans is recognized using the asset recovery method. As of March 31, 2015, there were no remaining purchase credit impaired loans. As of December 31, 2014, there was only one purchased credit impaired loan remaining with a carrying amount of $541, which was accounted for using the cost recovery method.

4. Loans and Allowance for Loan Losses

        Loans in the accompanying consolidated balance sheets are summarized as follows:

	December 31,
	2014	2013
Real estate:
Construction and land	$69,966	$47,643
Farmland	10,528	11,656
1 - 4 family residential	105,788	86,908
Multi-family residential	9,964	11,862
Nonfarm nonresidential	195,839	171,451
Commercial	207,101	160,823
Consumer	4,124	4,927

	603,310	495,270

Deferred loan fees	(51)	(94)
Allowance for loan losses	(5,981)	(5,018)

	$597,278	$490,158

        Included in the net loan portfolio as of December 31, 2014 and 2013 is an accretable discount related to loans acquired within a business combination in the approximate amounts of $185 and $667, respectively. The discount is being accreted into income using the interest method over the life of the loans.

        As of December 31, 2014, the Company had total commercial real estate loans (CRE) representing 246% of total risk-based capital. Included in these amounts, the Company had construction, land development, and other land loans representing 88% of total risk-based capital at December 31, 2014. Sound risk management practices and appropriate levels of capital are essential elements of a sound commercial real estate lending program. Concentrations of CRE exposures add a dimension of risk that compounds the risk inherent in individual loans. Interagency guidance on CRE concentrations describes sound risk management practices, which include board and management oversight, portfolio management, management information systems, market analysis, portfolio stress testing and sensitivity analysis, credit underwriting standards, and credit risk review functions. Management believes it has implemented these practices in order to monitor its CRE lending program. An institution which has reported loans for construction, land development, and other land loans representing 100% or more of total risk-based capital, or total non-owner occupied commercial real estate loans representing 300% or more of the institution's total risk-based capital and the outstanding balance of commercial real estate loan portfolio has increased by 50% or more during the prior 36 months, may be identified for further supervisory analysis by regulators to assess the nature and risk posed by the concentration.

        The majority of the loan portfolio is comprised of loans to businesses and individuals in the Dallas metropolitan area. This geographic concentration subjects the loan portfolio to the general economic conditions within this area. The risks created by this concentration have been considered by management in the determination of the adequacy of the allowance for loan losses. Management believes the allowance for loan losses was adequate to cover estimated losses on loans as of December 31, 2014 and 2013.

Non-Accrual and Past Due Loans

        Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status when, in management's opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether or not such loans are considered past due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

        Non-accrual loans, excluding purchased credit impaired loans, aggregated by class of loans are as follows:

	December 31,
	2014	2013
Real estate:
Construction and land	$—	$76
Farmland	—	—
1 - 4 family residential	—	1,041
Multi-family residential	—	—
Nonfarm nonresidential	375	—
Commercial	34	—
Consumer	27	—

	$436	$1,117

        During the years ended December 31, 2014 and 2013, interest income not recognized on non-accrual loans was minimal.

        An age analysis of past due loans, aggregated by class of loans, as of December 31, 2014 and 2013 is as follows:

	December 31, 2014
	30 to 59 Days	60 to 89 Days	90 Days or Greater	Total Past Due	Total Current	Total Loans	Total 90 Days Past Due and Still Accruing
Real estate:
Construction and land	$12	$—	$541	$553	$69,413	$69,966	$—
Farmland	—	—	—	—	10,528	10,528	—
1 - 4 family residential	512	—	—	512	105,276	105,788	—
Multi-family residential	—	—	—	—	9,964	9,964	—
Nonfarm nonresidential	—	375	—	375	195,464	195,839	—
Commercial	6	34	—	40	207,061	207,101	—
Consumer	26	—	—	26	4,098	4,124	—

	$556	$409	$541	$1,506	$601,804	$603,310	$—

	December 31, 2013
	30 to 59 Days	60 to 89 Days	90 Days or Greater	Total Past Due	Total Current	Total Loans	Total 90 Days Past Due and Still Accruing
Real estate:
Construction and land	$19	$—	$645	$664	$46,979	$47,643	$—
Farmland	—	—	—	—	11,656	11,656	—
1 - 4 family residential	168	—	1,041	1,209	85,699	86,908	—
Multi-family residential	—	—	—	—	11,862	11,862	—
Nonfarm nonresidential	—	—	—	—	171,451	171,451	—
Commercial	94	—	—	94	160,729	160,823	—
Consumer	34	9	9	52	4,875	4,927	9

	$315	$9	$1,695	$2,019	$493,251	$495,270	$9

Impaired Loans

        Impaired loans are those loans where it is probable the Company will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. All troubled debt restructurings (TDRs) are considered impaired loans. Impaired loans are measured based on either the present value of expected future cash flows discounted at the loan's effective interest rate; the loan's observable market price; or the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company's impaired loans are measured at the fair value of the collateral. Impaired loans, or portions thereof, are charged off when deemed uncollectible.

        Impaired loans, including purchased credit impaired loans and troubled debt restructurings, at December 31, 2014 and 2013 are summarized in the following tables.

	December 31, 2014
	Unpaid Contractual Principal Balance	Recorded Investment with No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment During Year
Real estate:
Construction and land	$819	$—	$541	$541	$44	$611
Farmland	—	—	—	—	—	—
1 - 4 family residential	168	168	—	168	—	205
Multi-family residential	—	—	—	—	—	—
Nonfarm nonresidential	1,086	1,086	—	1,086	—	980
Commercial	223	183	40	223	30	361
Consumer	38	8	30	38	13	44

Total	$2,334	$1,445	$611	$2,056	$87	$2,201

	December 31, 2013
	Unpaid Contractual Principal Balance	Recorded Investment with No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment During Year
Real estate:
Construction and land	$971	$645	$—	$645	$—	$871
Farmland	—	—	—	—	—	—
1 - 4 family residential	1,212	1,212	—	1,212	—	1,306
Multi-family residential	—	—	—	—	—	—
Nonfarm nonresidential	1,900	1,900	—	1,900	—	1,462
Commercial	366	366	—	366	—	366
Consumer	32	32	—	32	—	28

Total	$4,481	$4,155	$—	$4,155	$—	$4,033

        Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis.

        During the years ended December 31, 2014 and 2013, total interest income and cash-based interest income recognized on impaired loans was minimal.

Troubled Debt Restructuring

        Modifications of terms for the Company's loans and their inclusion as troubled debt restructurings are based on individual facts and circumstances. Loan modifications that are included as troubled debt restructurings may involve a reduction of the stated interest rate of the loan, an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk, or deferral of principal payments, regardless of the period of the modification. The recorded investment in troubled debt restructurings was $1,677 and $4,078 as of December 31, 2014 and 2013. During the years ended December 31, 2014 and 2013, the terms of certain loans were modified as troubled debt restructurings as follows:

2014
Post-Modification Outstanding Recorded Investment
	Number of Loans	Pre-Modification Outstanding Recorded Investment	Adjusted Interest Rate	Extended Maturity	Extended Maturity and Restructured Payments	Extended Maturity, Restructured Payments and Adjusted Interest Rate
Real estate loans:
Construction and land	—	$—	$—	$—	$—	$—
Farmland	—	—	—	—	—	—
1 - 4 family residential	—	—	—	—	—	—
Multi-family residential	—	—	—	—	—	—
Nonfarm nonresidential	—	—	—	—	—	—
Commercial	—	—	—	—	—	—
Consumer	2	18	4	8	—	—

Total	2	$18	$4	$8	$—	$—

			2013
			Post-Modification Outstanding Recorded Investment
	Number of Loans	Pre-Modification Outstanding Recorded Investment	Adjusted Interest Rate	Extended Maturity	Extended Maturity and Restructured Payments	Extended Maturity, Restructured Payments and Adjusted Interest Rate
Real estate loans:
Construction and land	—	$—	$—	$—	$—	$—
Farmland	—	—	—	—	—	—
1 - 4 family residential	2	1,203	—	1,051	—	171
Multi-family residential	—	—	—	—	—	—
Nonfarm nonresidential	1	1,180	—	1,180	—	—
Commercial	1	16	—	—	16	—
Consumer	1	6	—	—	6	—

Total	5	$2,405	$—	$2,231	$22	$171

        All TDRs are measured individually for impairment. Of the two loans restructured during the year ended December 31, 2014, both are performing as agreed to the modified terms. A specific allowance for loan losses of $2 is recorded for one of the loans as of December 31, 2014. Neither of the two loans are on non-accrual status as of December 31, 2014.

        Of the five loans restructured during the year ended December 31, 2013, four are performing as agreed to the modified terms and one was on non-accrual status as of December 31, 2013. No specific allowance for loan losses is recorded for this loan as of December 31, 2013.

        Interest income recorded during 2014 and 2013 on the restructured loans and interest income that would have been recorded had the terms of the loan not been modified was immaterial.

        There were no loans modified as a troubled debt restructured loan within the previous 12 months and for which there was a payment default during the year ended December 31, 2014. There was one loan modified as a troubled debt restructured loan within the previous 12 months and for which there was a payment default during the year ended December 31, 2013. The loan was secured by real estate, and a portion of the collateral property was foreclosed upon subsequent to the default. A charge-off of approximately $85 was recorded against the allowance for loan losses. A default for purposes of this disclosure is a troubled debt restructured loan in which the borrower is 90 days past due or results in the foreclosure and repossession of the applicable collateral.

        The Company has not committed to lend additional amounts to customers with outstanding loans that were classified as TDRs as of December 31, 2014 or 2013.

Credit Quality Indicators

        From a credit risk standpoint, the Company classifies its loans in one of four categories: (i) pass, (ii) special mention, (iii) substandard or (iv) doubtful. Loans classified as loss are charged-off.

        The classifications of loans reflect a judgment about the risks of default and loss associated with the loan. The Company reviews the ratings on criticized credits monthly. Ratings are adjusted to reflect the degree of risk and loss that is felt to be inherent in each credit as of each monthly reporting period. All classified credits are evaluated for impairments. If impairment is determined to exist, a specific reserve is established. The Company's methodology is structured so that specific reserves are increased in accordance with deterioration in credit quality (and a corresponding increase in risk and loss) or decreased in accordance with improvement in credit quality (and a corresponding decrease in risk and loss).

        Credits rated special mention show clear signs of financial weaknesses or deterioration in credit worthiness, however, such concerns are not so pronounced that the Company generally expects to experience significant loss within the short-term. Such credits typically maintain the ability to perform within standard credit terms and credit exposure is not as prominent as credits rated more harshly.

        Credits rated substandard are those in which the normal repayment of principal and interest may be, or has been, jeopardized by reason of adverse trends or developments of a financial, managerial, economic or political nature, or important weaknesses which exist in collateral. A protracted workout on these credits is a distinct possibility. Prompt corrective action is therefore required to strengthen the Company's position, and/or to reduce exposure and to assure that adequate remedial measures are taken by the borrower. Credit exposure becomes more likely in such credits and a serious evaluation of the secondary support to the credit is performed.

        Credits rated doubtful are those in which full collection of principal appears highly questionable, and which some degree of loss is anticipated, even though the ultimate amount of loss may not yet be certain and/or other factors exist which could affect collection of debt. Based upon available information, positive action by the Company is required to avert or minimize loss. Credits rated doubtful are generally also placed on non-accrual.

        As of December 31, 2014 and 2013, the following summarizes the Company's internal ratings of its loans, including purchased credit impaired loans:

	December 31, 2014
	Pass	Special Mention	Substandard	Doubtful	Total
Real estate:
Construction and land	$69,425	$—	$541	$—	$69,966
Farmland	10,528	—	—	—	10,528
1 - 4 family residential	105,786	—	2	—	105,788
Multi-family residential	9,964	—	—	—	9,964
Nonfarm nonresidential	195,464	—	375	—	195,839
Commercial	205,681	672	748	—	207,101
Consumer	3,925	—	199	—	4,124

Total	$600,773	$672	$1,865	$—	$603,310

	December 31, 2013
	Pass	Special Mention	Substandard	Doubtful	Total
Real estate:
Construction and land	$46,998	$—	645	$—	$47,643
Farmland	11,656	—	—	—	11,656
1 - 4 family residential	85,649	—	1,259	—	86,908
Multi-family residential	11,862	—	—	—	11,862
Nonfarm nonresidential	171,371	—	80	—	171,451
Commercial	158,919	731	1,173	—	160,823
Consumer	4,878	7	42	—	4,927

Total	$491,333	$738	$3,199	$—	$495,270

        An analysis of the allowance for loan losses for the years ended December 31, 2014, 2013 and 2012, is as follows:

	Year Ended December 31,
	2014	2013	2012
Balance at beginning of year	$5,018	$3,238	$1,012
Provision charged to earnings	1,423	1,883	2,953
Charge-offs	(510)	(240)	(801)
Recoveries	50	137	74

Net charge-offs	(460)	(103)	(727)

Balance at end of year	$5,981	$5,018	$3,238

        The allowance for loan losses as a percentage of total loans is 0.99% and 1.01% as of December 31, 2014 and 2013, respectively.

        The following tables summarize the activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2014 and 2013:

	December 31, 2014
	Real Estate
	Construction Land and Farmland	Residential	Nonfarm Non- Residential	Commercial	Consumer	Total
Balance at beginning of year	$660	$970	$1,726	$1,585	$77	$5,018
Provision charged to earnings	137	226	162	909	(11)	1,423
Charge-offs	(28)	(30)	—	(448)	(4)	(510)
Recoveries	—	—	2	46	2	50

Net charge-offs	(28)	(30)	2	(402)	(2)	(460)

Balance at end of year	$769	$1,166	$1,890	$2,092	$64	$5,981

Period-end amount allocated to:
Specific reserves:
Impaired loans	$44	$—	$—	$30	$13	$87

Total specific reserves	44	—	—	30	13	87

General reserves	725	1,166	1,890	2,062	51	5,894

Total	$769	$1,166	$1,890	$2,092	$64	$5,981

	December 31, 2013
	Real Estate
	Construction Land and Farmland	Residential	Nonfarm Non- Residential	Commercial	Consumer	Total
Balance at beginning of year	$455	$755	$1,028	$947	$53	$3,238
Provision charged to earnings	205	240	698	716	24	1,883
Charge-offs	—	(85)	—	(110)	(45)	(240)
Recoveries	—	60	—	32	45	137

Net charge-offs	—	(25)	—	(78)	—	(103)

Balance at end of year	$660	$970	$1,726	$1,585	$77	$5,018

Period-end amount allocated to:
Specific reserves:
Impaired loans	$—	$—	$—	$—	$—	$—

Total specific reserves	—	—	—	—	—	—

General reserves	660	970	1,726	1,585	77	5,018

Total	$660	$970	$1,726	$1,585	$77	$5,018

        The Company's recorded investment in loans as of December 31, 2014 and 2013 related to the balance in the allowance for loan losses on the basis of the Company's impairment methodology is as follows:

	December 31, 2014
	Real Estate
	Construction Land and Farmland	Residential	Nonfarm Non- Residential	Commercial	Consumer	Total
Loans individually evaluated for impairment	$541	$168	$1,086	$223	$38	$2,056
Loans collectively evaluated for impairment	79,953	115,584	194,753	206,878	4,086	601,254

Total	$80,494	$115,752	$195,839	$207,101	$4,124	$603,310

	December 31, 2013
	Real Estate
	Construction Land and Farmland	Residential	Nonfarm Non- Residential	Commercial	Consumer	Total
Loans individually evaluated for impairment	$645	$1,212	$1,900	$366	$32	$4,155
Loans collectively evaluated for impairment	58,654	97,558	169,551	160,457	4,895	491,115

Total	$59,299	$98,770	$171,451	$160,823	$4,927	$495,270

        The Company has acquired certain loans which experienced credit deterioration since origination (purchased credit impaired loans). Accretion on purchased credit impaired loans is based on estimated future cash flows, regardless of contractual maturity.

        The carrying amount of those loans as of December 31, 2014 and 2013 was as follows:

	December 31,
	2014	2013
Real estate:
Construction and land: unpaid principal balance	$819	$819

Carrying amount	$541	$569

        There were no loans purchased during the years ended December 31, 2014 and 2013.

        Income is not recognized on certain purchased credit impaired loans if the Company cannot reasonably estimate cash flows expected to be collected. Income on these loans is recognized using the asset recovery method. As of December 31, 2014 and 2013, there was only one purchased credit impaired loan remaining, which was accounted for using the cost recovery method. The carrying amounts of such loans were as follows:

	Year Ended December 31,
	2014	2013
Loans at the end of the year	$541	$569